Operating segments - additional information - Consolidated sales revenue by product (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 42,987	$ 40,594
Other revenue	178	(72)
Consolidated sales revenue	43,165	40,522	$ 40,030
Sales revenue adjustment by product		75
Share of equity accounted units and adjustments [Member]
Disclosure of products and services [line items]
Share of equity accounted unit sales and intra-subsidiary/equity accounted unit sales	2,202	2,313	1,837
Gross sales revenue [Member]
Disclosure of products and services [line items]
Consolidated sales revenue	45,367	42,835	41,867
Iron ore [Member]
Disclosure of products and services [line items]
Revenue from contracts with customers	25,516	19,888
Other revenue	229	(21)
Consolidated sales revenue	25,745	19,867	20,010
Aluminium [Member]
Disclosure of products and services [line items]
Revenue from contracts with customers	10,207	12,041
Other revenue	(32)	(22)
Consolidated sales revenue	10,175	12,019	10,864
Copper [Member]
Disclosure of products and services [line items]
Revenue from contracts with customers	2,030	2,420
Other revenue	(7)	(32)
Consolidated sales revenue	2,023	2,388	1,760
Coal [Member]
Disclosure of products and services [line items]
Revenue from contracts with customers	0	986
Other revenue	0	3
Consolidated sales revenue	0	989	2,822
Industrial minerals [Member]
Disclosure of products and services [line items]
Revenue from contracts with customers	2,251	2,168
Other revenue	(12)	0
Consolidated sales revenue	2,239	2,168	2,085
Sales revenue adjustment by product			25
Gold [Member]
Disclosure of products and services [line items]
Revenue from contracts with customers	667	869
Other revenue	2	0
Consolidated sales revenue	669	869	378
Diamonds [Member]
Disclosure of products and services [line items]
Revenue from contracts with customers	619	695
Other revenue	0	0
Consolidated sales revenue	619	695	706
Other [Member]
Disclosure of products and services [line items]
Revenue from contracts with customers	1,697	1,527
Other revenue	(2)	0
Consolidated sales revenue	$ 1,695	1,527	1,405
Sales revenue adjustment by product		$ (75)	$ (25)